Note 9 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2021	December 31, 2022
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	9,375,000	7,875,000
Diamantis Shipowners Ltd.	(b)	2,384,460	-
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	8,450,000	6,650,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	40,300,000	31,100,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(e)	9,500,000	7,500,000
Jonathan Shipowners Ltd.	(f)	15,000,000	10,600,000
Marcos Shipping Ltd.	(g)	34,000,000	26,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(h)	-	18,250,000
		119,009,460	107,975,000
Less: Current portion		(29,284,460)	(55,765,000)
Long-term portion		89,725,000	52,210,000
Deferred charges, current portion		250,411	345,185
Deferred charges, long-term portion		720,049	397,914
Long-term bank loans, current portion net of deferred charges		29,034,049	55,419,815
Long-term bank loans, long-term portion net of deferred charges		89,004,951	51,812,086

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2023	55,765,000
2024	22,440,000
2025	29,770,000
Total	107,975,000